Secured Financings on Investments in Real Estate Debt - Schedule of Secured Financings on Investments in Real Estate Debt Transactions (Parenthetical) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Secured Financings On Investments In Real Estate Debt [Line Items]
Unamortized deferred financing costs	[1],[2]	$ 51,246	$ 73,066
Syndicated RA
Secured Financings On Investments In Real Estate Debt [Line Items]
Unamortized deferred financing costs		$ 900	$ 1,200

[1]	Excludes a $12.6 million mortgage loan on a property classified as held-for-sale as of December 31, 2024. As of December 31, 2023, there were no properties, and their related mortgage loans, that met the criteria to be classified as held-for-sale.
[2]	The majority of the Company’s mortgages contain prepayment provisions including (but not limited to) lockout periods, yield or spread maintenance provisions and fixed penalties.